BRINKER CAPITAL DESTINATIONS TRUST
Destinations Multi Strategy Alternatives Fund
(the “Fund”)
SUPPLEMENT DATED OCTOBER 13, 2026,
TO THE SUMMARY PROSPECTUS AND PROSPECTUS, EACH DATED JULY 1, 2026
This Supplement provides new and additional information beyond that contained in the Summary Prospectus and
Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.
Addition to Portfolio Management for the Destinations Multi Strategy Alternatives Fund
Numeric Investors LLC has been appointed to serve as a Sub-adviser to the Fund. Accordingly, the following changes are hereby made to the Summary Prospectus and Prospectus:
In the “Investment adviser” section of the Summary Prospectus and the corresponding section of the Prospectus, the following is hereby added to the “Sub-advisers and Portfolio Managers” table in the appropriate alphabetical order thereof:

Sub-advisers and Portfolio Managers (Title)	Fund’s Portfolio Manager Since
Numeric Investors, LLC
Robert Lam, Portfolio Manager and Head of Fixed Income	2026
Jayendran Rajamony, CFA, Portfolio Manager and Director of Alternatives	2026
Joseph Schirripa, CFA, Senior Portfolio Manager	2026

In addition, in the “Fund Management” section of the Prospectus, under the heading titled “The Multi-Manager Strategy,” under the sub-heading titled “Destinations Multi Strategy Alternatives Fund,” the following text is hereby added in the appropriate alphabetical order thereof:
Numeric Investors LLC: Numeric Investors LLC (“Numeric”), located at 200 Pier 4 Boulevard, Boston, Massachusetts 02210, serves as a Sub-adviser to the Destinations Multi Strategy Alternatives Fund. Numeric is a Delaware limited liability company and is a wholly owned subsidiary of Man Group plc., a Delaware corporation. Numeric provides investment advisory services for U.S. and non-U.S. clients. A team of investment professionals manages the portion of the Destinations Multi Strategy Alternatives Fund’s assets allocated to Numeric. Robert Lam is the Head of Fixed Income at Numeric where he is responsible for the development and day-to-day portfolio management of all credit strategies. Prior to joining Numeric in 2018, Mr. Lam held positions with Deutsche Bank Securities, Incapture, and most recently with Apollo Global Management where he led quantitative research and data science for the liquid credit opportunities business. He received a bachelor’s degree in applied science in systems design engineering from the University of Waterloo. Jayendran Rajamony, CFA, joined Numeric in 2004 and is the Director of Alternatives at Numeric. Prior to joining Numeric, Mr. Rajamony worked as a quantitative analyst at Independence Investments. He received a Bachelor of Technology degree in Naval Architecture from the Indian Institute of Technology, a Master of Business Administration degree with distinction from Cornell University and a doctorate degree in Physical Oceanography from the University of Rhode Island. Mr. Rajamony holds the Charted Financial Analyst designation and is a member of the CFA Institute and the CFA Society Boston. Joseph Schirripa is the Head of Equity Risk Premia at Numeric. In this role, Mr. Schirripa is responsible for the oversight and day-to-day management of Numeric’s Equity Risk Premia portfolios. He re-joined Numeric in 2020 as a senior portfolio manager. Mr. Schirripa had previously worked at Numeric from 2003 to 2016, where he held several roles, including the Head of US Large Cap and Global strategies. Prior to joining Numeric in 2003, he was a vice president and assistant portfolio manager at Standish Mellon. Before attending business school in 1997, Mr. Schirripa held several roles as a technology research and development engineer in the semiconductor industry in Silicon Valley. He holds a bachelor’s degree in physics from the Massachusetts Institute of Technology (MIT), a Master of Business Administration degree from the Sloan MIT School of Management and a master’s degree in electrical engineering from MIT. Mr. Schirripa is a CFA charterholder.
There are no other changes to the Prospectus.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

BRINKER CAPITAL DESTINATIONS TRUST
Destinations Multi Strategy Alternatives Fund
(the “Fund”)
SUPPLEMENT DATED OCTOBER 13, 2026,
TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED JULY 1, 2026
This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.
Addition to Portfolio Management for the Destinations Multi Strategy Alternatives Fund
Numeric Investors LLC has been appointed to serve as a Sub-adviser to the Fund. Accordingly, the following changes are hereby made to the SAI:
In the “Portfolio Manager Disclosure” section, under the heading titled “Portfolio Managers,” under the sub-heading titled “Numeric Investors, LLC,” the paragraphs thereunder are hereby deleted and replaced with the following:
Numeric Investors, LLC
Numeric Investors, LLC (“Numeric”) is located at 200 Pier 4 Boulevard, Boston, Massachusetts 02210, and serves as a Sub-adviser to a portion of the assets of the Destinations Global Fixed Income Opportunities and the Destinations Multi Strategy Alternatives Funds. Numeric is a limited liability company that is a wholly owned subsidiary of Man Group plc. As of August 31, 2026, Numeric had approximately $104.5 billion in assets under management.
Compensation. The Adviser pays Numeric a fee based upon the assets under management of the Destination Global Fixed Income Opportunities and Destinations Multi Strategy Alternatives Funds as set forth in an investment sub-advisory agreement between Numeric and the Adviser.
Remuneration packages for portfolio managers at Man Group plc include some, or all, of the following elements: salary, annual performance bonus, marketing incentives and deferred share and fund awards, as well as pension, medical insurance and other non-cash benefits. Man Group plc aims to balance remuneration for delivering operational results over the short-term with remuneration for creating sustained long-term value for shareholders.
A key mechanism for linking short- and long-term performance is the bonus deferral arrangement. Bonus awards are determined by the annual performance of Numeric, the team and the individual, and investment performance is a key assessment criterion. A substantial portion of the award for senior Numeric employees is deferred into either in-house investment strategies or Man Group plc shares, with the former intended to align senior employees with Man Group plc’s clients. The deferral arrangement allows flexibility in the mix between short- and long-term focus, as deferrals currently vest over multi-year periods.
Ownership of Fund Shares. As of August 31, 2026, the portfolio managers did not beneficially own any shares of the Destinations Global Fixed Income Opportunities and the Destinations Multi Strategy Alternatives Funds.
Other Accounts. As of August 31, 2026, in addition to the Destinations Global Fixed Income Opportunities and Destinations Multi Strategy Alternatives Funds, the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Robert Lam	1	$ 119	6	$ 1,760	9	$ 1,615
	0	$0	2*	$430	0	$0
Jayendran Rajamony, CFA	0	$0	9	$ 5,859	10	$ 3,312
	0	$0	7*	$ 4,690	6*	$ 1,894
Joseph Schirripa, CFA	0	$0	5	$ 4,718	4	$ 3,085
	0	$0	4*	$ 3,724	1*	$ 1,094

*	These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. Numeric’s portfolio managers, in performing their duties, manage accounts other than the Destinations Global Fixed Income Opportunities and Destinations Multi Strategy Alternatives Funds (collectively with other accounts managed by Numeric and its affiliates, “Other Accounts”). The Destinations Global Fixed Income Opportunities and Destinations Multi Strategy Alternatives Funds have no interests in these activities. It is possible that conflicts of interest may arise in connection with the portfolio managers’ management of the Destinations Global Fixed Income Opportunities and Destinations Multi Strategy Alternatives Funds’ investments on the one hand and the investments of Other Accounts for which the portfolio managers are responsible for on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Destinations Global Fixed Income Opportunities and Destinations Multi Strategy Alternatives Funds and Other Accounts he/she advises.
In addition, Numeric’s systematic process may from time to time recommend inconsistent or opposite investment decisions regarding the same or related securities across accounts. Such situations typically occur as a result of managing different investment strategies with distinct objectives and investment guidelines. Investment decisions are typically made at the strategy level with no consideration given to fee structures of individual accounts. Additionally, while Numeric portfolio managers may override a model when they determine it does not have the full information set (i.e., late breaking news, spin-outs, mergers, etc.), they cannot do so on an ad hoc basis and such decisions will typically apply to all similar accounts. Numeric has implemented policies and procedures specifically designed to ensure fair and equal treatment of all clients regardless of their fee arrangements, including an investment allocation policy that ensures accounts are treated equitably over time, regardless of the types of fees or fee rates paid by different clients.
There are no other changes to the SAI.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.